Related Party Transactions (Details 1) - Debt 1 [Member] - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning	$ 556,984	$ 368,960
Borrowed		150,000
Interest	148,976	239,284
Payments	(425,154)	(201,260)
Balance at ending	280,806	556,984
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	65,539	61,493
Borrowed
Interest	24,621	37,589
Payments	(43,361)	(33,543)
Balance at ending	46,799	65,539
Senior V P O F G R U [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	131,078	122,987
Borrowed
Interest	49,242	75,178
Payments	(86,717)	(67,087)
Balance at ending	93,603	131,078
Director [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	196,617	184,480
Borrowed
Interest	73,863	112,767
Payments	(130,076)	(100,630)
Balance at ending	140,404	196,617
Chief Operating Officer [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	163,750
Borrowed		150,000
Interest	1,250	13,750
Payments	(165,000)
Balance at ending		$ 163,750